Related party transactions - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Total compensation	$ 13,581	$ 10,478
Key management personnel of entity or parent
Statement Line Items [Line Items]
Director fees earned and other compensation	740	754
Salaries and benefits, including severance	12,568	7,830
Share-based compensation	$ 273	$ 1,894